UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10549

        Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 16.7% (11.3% of Total Investments)
$ 1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	$1,062,400
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
800	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	784,416
	Immaculata University, Series 2005, 5.500%, 10/15/25
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	714,701
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
500	Cumberland County, Pennsylvania, Municipal Authority College Revenue Bonds, Dickinson College,	5/17 at 100.00	AAA	490,000
	Series 2007G-G1, 4.500%, 5/01/37 – MBIA Insured
325	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College,	10/11 at 100.00	BBB	331,867
	Series 2001, 6.000%, 10/01/31
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
340	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AAA	360,648
165	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AAA	174,172
1,435	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	Aaa	1,580,236
	2003, 5.250%, 8/01/17 – FGIC Insured
180	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon	5/17 at 100.00	AA	175,783
	University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured
450	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	AA	407,160
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
80	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	AA	79,713
	RAAI Insured
285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	277,542
	2006, 4.750%, 5/01/31
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AAA	844,552
	Series of 2006, 5.000%, 4/01/21 – MBIA Insured
315	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	BBB	302,756
	Charter High School, Series 2006A, 5.250%, 1/01/27
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/13 at 102.00	BB	449,822
	Learning Partners, Series 2005A, 5.375%, 7/01/36
270	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BB+	265,426
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
1,000	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,092,140
	Bucknell University, Series 2002A, 5.250%, 4/01/20

9,195	Total Education and Civic Organizations			9,393,334

	Health Care – 13.1% (8.8% of Total Investments)
295	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	268,842
	General Hospital, Series 2005A, 5.125%, 4/01/35
800	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB–	806,976
	2005, 6.000%, 11/15/16
2,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/08 at 101.00	AA–	2,026,340
	Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27
290	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	AAA	287,097
	2007, 5.000%, 11/01/37 – CIFG Insured
270	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	260,034
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
115	Jeannette Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Jeannette District	5/08 at 100.50	BB–	110,245
	Memorial Hospital, Series 1996A, 6.000%, 11/01/18
1,155	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AAA	1,174,081
	Series 2007, 5.000%, 11/01/37 – AGC Insured
160	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	BBB+	149,710
	Series 2007, 5.125%, 1/01/37
70	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	AA–	75,075
	Series 2001A, 6.000%, 1/15/31
1,450	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	A3	1,556,300
	Project, Series 2002, 6.250%, 6/01/22
	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001:
25	6.150%, 1/01/21	1/12 at 100.00	BBB	26,183
600	6.250%, 1/01/32	1/12 at 100.00	BBB	618,498

7,230	Total Health Care			7,359,381

	Housing/Multifamily – 1.6% (1.1% of Total Investments)
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	AAA	781,296
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – XLCA Insured
120	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	118,918
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35

920	Total Housing/Multifamily			900,214

	Housing/Single Family – 6.8% (4.6% of Total Investments)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	954,090
	4.900%, 10/01/37 (Alternative Minimum Tax)
565	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	560,542
	4.950%, 10/01/26 (Alternative Minimum Tax)
800	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	792,136
	5.150%, 10/01/37 (Alternative Minimum Tax)
1,100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,049,884
	4.600%, 10/01/27 (Alternative Minimum Tax)
480	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	458,942
	4.850%, 10/01/31 (Alternative Minimum Tax)

3,945	Total Housing/Single Family			3,815,594

	Industrials – 5.9% (4.0% of Total Investments)
3,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	AAA	3,294,420
	2002, 5.500%, 7/01/19 – AMBAC Insured

	Long-Term Care – 5.7% (3.8% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
250	5.750%, 1/01/27	1/17 at 100.00	N/R	239,433
400	5.750%, 1/01/37	1/17 at 100.00	N/R	372,620
300	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	273,345
	Ministries, Series 2007, 5.000%, 1/01/36
305	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes	11/16 at 100.00	A+	302,218
	Project, Series 2006, 5.000%, 11/01/36
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	186,158
	Series 2008A, 6.375%, 7/01/30
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	738,387
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human
	Services Inc., Series 1998A:
260	5.250%, 6/01/14	6/08 at 100.00	BB+	257,293
50	5.125%, 6/01/18	6/08 at 100.00	BB+	48,552
750	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	AAA	773,205
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured

3,285	Total Long-Term Care			3,191,211

	Materials – 4.4% (3.0% of Total Investments)
400	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	Baa3	410,152
	Steel Corporation, Series 2005, 5.500%, 11/01/16
280	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	278,586
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,000	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	No Opt. Call	BBB+	1,052,750
	Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/08 at 102.00	N/R	740,618
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

2,430	Total Materials			2,482,106

	Tax Obligation/General – 22.8% (15.4% of Total Investments)
1,740	Butler County, Pennsylvania, Butler Area School District, General Obligation Bonds, Series	10/12 at 100.00	Aaa	1,851,499
	2002A, 5.375%, 10/01/26 – FGIC Insured
4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	Aa2	4,685,038
	Series 2002, 5.750%, 7/01/17
	Greensburg Salem School District, Westmoreland County, Pennsylvania, General Obligation
	Refunding Bonds, Series 2002:
725	5.375%, 9/15/15 – FGIC Insured	9/12 at 100.00	Aaa	795,463
1,000	5.375%, 9/15/16 – FGIC Insured	9/12 at 100.00	Aaa	1,097,190
625	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds,	9/17 at 100.00	Aaa	676,656
	Series 2007, 5.000%, 9/01/24
1,125	Montour School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	4/17 at 100.00	AAA	1,171,519
	2007, 5.000%, 4/01/37 – FSA Insured
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aaa	396,263
	6/01/34 – FGIC Insured
225	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	256,745
2,510	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	Aaa	721,926
	0.000%, 1/15/32 – FGIC Insured
500	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AAA	555,430
	Series 2005D, 5.000%, 9/01/17 – FSA Insured
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AAA	619,782
	MBIA Insured

13,425	Total Tax Obligation/General			12,827,511

	Tax Obligation/Limited – 22.7% (15.3% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	No Opt. Call	N/R	994,340
	Project, Series 2004, 5.600%, 7/01/23
2,000	Grove City Area Hospital Authority, Mercer County, Pennsylvania, Revenue Bonds, County	3/12 at 100.00	Aaa	2,040,140
	Guaranteed, Woodland Place Project, Series 2002, 5.400%, 3/01/31 – FGIC Insured
4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J,	9/11 at 100.00	Aaa	4,160,640
	5.000%, 9/01/22 – MBIA Insured
1,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AAA	1,382,424
	7/15/18 – FSA Insured
	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood
	Transformation Initiative, Series 2002A:
1,000	5.500%, 4/15/18 – FGIC Insured	4/12 at 100.00	Aaa	1,083,840
1,750	5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	Aaa	1,865,920
800	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	825,640
	7/01/33 – MBIA Insured
710	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	Aaa	193,212
	0.000%, 7/01/32 – FGIC Insured
250	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	228,320
	Increment Bonds, Series 2006A, 5.450%, 7/01/35

12,710	Total Tax Obligation/Limited			12,774,476

	Transportation – 5.4% (3.6% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	140,069
	Series 2003, 5.250%, 7/01/17
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB	1,002,000
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
670	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	AAA	706,602
	AMBAC Insured
180	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.250%,	6/17 at 100.00	AA	179,437
	6/01/39 – RAAI Insured
1,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Aaa	988,770
	Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)

2,980	Total Transportation			3,016,878

	U.S. Guaranteed – 29.4% (19.8% of Total Investments) (4)
2,000	Adams County, Pennsylvania, General Obligation Bonds, Series 2001, 5.500%, 11/15/26	5/11 at 100.00	Aaa	2,194,540
	(Pre-refunded 5/15/11) – FGIC Insured
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
100	9.250%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	119,828
300	9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	359,484
1,155	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennswood Village	10/12 at 101.00	BBB+ (4)	1,329,012
	Project, Series 2002A, 6.000%, 10/01/34 (Pre-refunded 10/01/12)
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,	1/13 at 101.00	N/R (4)	1,191,820
	Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)
1,100	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2002B, 0.000%, 11/15/21	11/12 at 57.97	Aaa	557,414
	(Pre-refunded 11/15/12) – MBIA Insured
2,945	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.500%, 7/15/33	7/11 at 101.00	AAA	3,271,218
	(Pre-refunded 7/15/11) – AMBAC Insured
2,000	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series	10/11 at 101.00	AAA	2,204,380
	2001B, 5.125%, 10/01/26 (Pre-refunded 10/01/11) – FSA Insured
2,420	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	2,732,519
	5.250%, 8/01/20 (Pre-refunded 8/01/13) – FSA Insured
70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AAA	85,579
	MBIA Insured (ETM)
2,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	2,221,560
	2/01/31 (Pre-refunded 2/01/12) – FSA Insured
225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	257,488
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)

15,315	Total U.S. Guaranteed			16,524,842

	Utilities – 3.1% (2.0% of Total Investments)
315	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B2	322,191
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	150,803
	5.000%, 9/01/26 – FSA Insured
1,240	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series 1998, Series 42P, 5.000%,	10/17 at 100.00	AAA	1,235,176
	10/01/37 – AMBAC Insured (UB)

1,700	Total Utilities			1,708,170

	Water and Sewer – 9.4% (6.3% of Total Investments)
4,500	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	Aaa	4,616,730
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – FGIC Insured (Alternative
	Minimum Tax)
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	643,560
	2004, 5.000%, 7/15/22 – FSA Insured

5,100	Total Water and Sewer			5,260,290

$ 81,235	Total Long-Term Investments (cost $79,428,332) – 147.0%			82,548,427

	Short-Term Investments – 1.5% (1.0% of Total Investments)
$ 830	Washington County Industrial Development Authority, Pennsylvania, Health Care Facilities		A-1	829,942
	Revenue Bonds, Variable Rate Demand Obligations, Presbyterian Senior Care Southminster
	Project, Series 2000, 5.000%, 1/01/30 – RAAI Insured (5)

	Total Short-Term Investments (cost $829,942)			829,942

	Total Investments (cost $80,258,274) – 148.5%			83,378,369

	Floating Rate Obligations – (1.5)%			(825,000)

	Other Assets Less Liabilities – 3.7%			2,107,997

	Preferred Shares, at Liquidation Value – (50.7)% (6)			(28,500,000)

	Net Assets Applicable to Common Shares – 100%			$56,161,366

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc.
("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at
least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and
FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers.
One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.2)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund. At January 31, 2008, the cost of investments was $79,435,974.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$4,031,057
Depreciation	(913,685)

Net unrealized appreciation (depreciation) of investments	$3,117,372

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.